Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	Dynastar Holdings, Inc.
Entity Central Index Key	0001405917
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Pro Forma Condensed Combined Balance Sheet (USD $)	Dec. 31, 2011
Dynastar Holdings Inc.
Current Assets
Cash	$ 0
Accounts receivable	0
Prepaid expenses and other current assets	0
Total Current assets	0
Property, software and equipment, net	0
Goodwill	0
Intangibles, net	0
Investment in Dynastar Holdings common stock	0
Other assets	0
Total Assets	0
Current liabilities
Accounts payable	0
Accrued registration rights damages	0
Accrued commissions	0
Accrued expenses and other current liabilities	3,119
Notes payable, net of discount	0
Warrant liability	0
Total current liabilities	3,119
Total liabilities	3,119
Redeemable preferred stock	0
Stockholders' deficit
Common stock	287,504
Additional paid in capital	(105,549)
Accumulated deficit	(185,074)
Total stockholders' deficit	(3,119)
Total liabilities and stockholders' deficit	0
Dynastar Ventures, Inc.
Current Assets
Cash	34,117
Accounts receivable	65,968
Prepaid expenses and other current assets	53,576
Total Current assets	153,661
Property, software and equipment, net	60,795
Goodwill	1,009,479
Intangibles, net	85,000
Investment in Dynastar Holdings common stock	100,000
Other assets	8,400
Total Assets	1,417,335
Current liabilities
Accounts payable	351,232
Accrued registration rights damages	111,440
Accrued commissions	21,353
Accrued expenses and other current liabilities	173,807
Notes payable, net of discount	1,786,355
Warrant liability	90,246
Total current liabilities	2,534,433
Total liabilities	2,534,433
Redeemable preferred stock	1,164,400
Stockholders' deficit
Common stock	1,005
Additional paid in capital	106,369
Accumulated deficit	(2,388,872)
Total stockholders' deficit	(2,281,498)
Total liabilities and stockholders' deficit	1,417,335
Proforma Adjustments
Current Assets
Cash	0
Accounts receivable	0
Prepaid expenses and other current assets	0
Total Current assets	0
Property, software and equipment, net	0
Goodwill	0
Intangibles, net	0
Investment in Dynastar Holdings common stock	(100,000)
Other assets	0
Total Assets	(100,000)
Current liabilities
Accounts payable	0
Accrued registration rights damages	(111,440)
Accrued commissions	0
Accrued expenses and other current liabilities	(45,590)
Notes payable, net of discount	(886,355)
Warrant liability	0
Total current liabilities	(1,043,385)
Total liabilities	(1,043,385)
Redeemable preferred stock	(1,164,400)
Stockholders' deficit
Common stock	(250,580)
Additional paid in capital	3,115,841
Accumulated deficit	(757,476)
Total stockholders' deficit	2,107,785
Total liabilities and stockholders' deficit	(100,000)
Combined Pro Forma
Current Assets
Cash	34,117
Accounts receivable	65,968
Prepaid expenses and other current assets	53,576
Total Current assets	153,661
Property, software and equipment, net	60,795
Goodwill	1,009,479
Intangibles, net	85,000
Investment in Dynastar Holdings common stock	0
Other assets	8,400
Total Assets	1,317,335
Current liabilities
Accounts payable	351,232
Accrued registration rights damages	0
Accrued commissions	21,353
Accrued expenses and other current liabilities	131,336
Notes payable, net of discount	900,000
Warrant liability	90,246
Total current liabilities	1,494,167
Total liabilities	1,494,167
Redeemable preferred stock	0
Stockholders' deficit
Common stock	37,929
Additional paid in capital	3,116,661
Accumulated deficit	(3,331,422)
Total stockholders' deficit	(176,832)
Total liabilities and stockholders' deficit	$ 1,317,335

Pro Forma Condensed Combined Statement of Operations (Unaudited) (USD $)	12 Months Ended
Dec. 31, 2011
Dynastar Holdings Inc.
Revenues	$ 0
Cost of revenue	0
Gross profit	0
Operating expenses	46,818
Operating income (loss)	(46,818)
Other income (expense)
Change in fair value of warrant liability	0
Interest income and (expense)	0
Amortization of debt discount	0
Net other income (expense)	0
Net (loss)	(46,818)
Basic and fully diluted net (loss) per share	$ 0
Weighted average number of common shares outstanding, basic and fully diluted	287,503,577
Dynastar Ventures, Inc.
Revenues	1,121,197
Cost of revenue	409,061
Gross profit	712,136
Operating expenses	2,086,798
Operating income (loss)	(1,374,662)
Other income (expense)
Change in fair value of warrant liability	318,828
Interest income and (expense)	(92,420)
Amortization of debt discount	(215,215)
Net other income (expense)	11,193
Net (loss)	(1,363,469)
Weighted average number of common shares outstanding, basic and fully diluted	10,050,000
Proforma Adjustments
Revenues	109,223
Cost of revenue	39,849
Gross profit	69,374
Operating expenses	80,341
Operating income (loss)	(10,967)
Other income (expense)
Change in fair value of warrant liability	0
Interest income and (expense)	45,590
Amortization of debt discount	215,215
Net other income (expense)	260,805
Net (loss)	249,838
Weighted average number of common shares outstanding, basic and fully diluted	(263,130,287)
Combined Pro Forma
Revenues	1,230,420
Cost of revenue	448,910
Gross profit	781,510
Operating expenses	2,213,957
Operating income (loss)	(1,432,447)
Other income (expense)
Change in fair value of warrant liability	318,828
Interest income and (expense)	(46,830)
Amortization of debt discount	0
Net other income (expense)	271,998
Net (loss)	$ (1,160,449)
Basic and fully diluted net (loss) per share	$ (0.03)
Weighted average number of common shares outstanding, basic and fully diluted	34,423,290

Notes to Unaudited Pro Forma Condensed Combined Financial Statements	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Notes to Unaudited Pro Forma Condensed Combined Financial Statements

I. Background

Dynastar’s Acquisition of Affordable Energy

On February 15, 2011, pursuant to a certain asset purchase agreement dated December 14, 2010, Dynastar completed the acquisition of the assets of Affordable Energy. The aggregate purchase price for Affordable Energy’s assets was $1,200,000, payable (i) $175,000 in cash, including the application of a $100,000 deposit, (ii) the issuance of a promissory note for $125,000 with a stated interest rate of 10% per annum due on June 15, 2011 (which was extended to and paid on September 15, 2011 in exchange for an extension fee of $45,000, of which $10,000 was paid on June 15, 2011; $15,000 was paid on July 15, 2011 and $20,000 was paid on August 15, 2011), and (iii) a non-interest bearing promissory note with a face value of $900,000 due on November 12, 2011 (which was extended to February 15, 2012 under the terms of the agreement in exchange for a 1.5% increase in the discount factor for each 30 day period that the note is extended past November 12, 2011), or thirty days after the day on which the Company’s common stock is traded. The non-interest bearing note was discounted at a market interest rate of 10% per annum, and recorded at its net present value of $835,229, reflecting a discount of $64,771.

The terms of the $900,000 promissory note further provide that if Dynastar’s common stock, or the common stock of its successor in a merger, is publicly traded on the due date, as extended, then repayment shall be made by the delivery of a sufficient number of shares of the common stock of Dynastar Holdings equal in value to $900,000, where such value is determined on a per share basis, as an amount equal to eighty and one half percent (80.5%), as adjusted, for a conversion on or after February 10, 2012, of the average closing price of the Company’s common stock during the 22 days of the public trading of the stock (the “Discount Factor”). In the event that the Company’s common stock is not publicly traded by February 15, 2012, then the entire amount of the $900,000 Acquisition Note shall be due and payable by such date.

Merger with Dynastar

The Company consummated a reverse merger with Dynastar on January 17, 2012. After the merger, Dynastar became the surviving company for accounting purposes.

II. Pro Forma Adjustments

The following pro forma adjustments give effect to these asset dispositions:

Pro Forma Condensed Combined Balance Sheet – as of December 31, 2011

Note 1. Derived from the Dynastar Holdings’ audited consolidated financial statements as of December 31, 2011, as filed with the Securities and Exchange Commission (“SEC”) on April 12, 2012.

Note 2. Derived from the audited financial statements of Dynastar as of December 31, 201, as included herein.

Pro Forma Adjustments

Note 3. To record the (i) conversion of $1,144,985 of the Bridge Notes, net of discount, outstanding as of December 31, 2011and $45,590 in accrued and unpaid interest through December 31, 2011, at a conversion price of $0.20 per share, as adjusted for an anti-dilution provision , converted into 5,952,873 shares of Dynastar Holdings common stock, and (ii) a beneficial conversion charge in the amount of $595,287 relating to the adjustment of the conversion price from $0.40 per share to $0.20 per share.

	Debit	Credit
Notes payable, net	$886,355
Accrued expenses and other current liabilities	45,590
Common Stock		$5,953
Additional paid-in capital		1,521,279
Accumulated deficit	595,287

Note 4. To record the exchange of all Dynastar outstanding common stock, par value $0.0001 per share, into 10,050,000 shares of Dynastar Holdings common stock, par value $0.001 per share.

	Debit	Credit
Common Stock (Dynastar)	$1,005
Additional paid-in capital	9,045
Common Stock		$10,050

Note 5. To record the reversal of the accrued registration rights penalties on the books of Dynastar as of December 31, 2011, in connection with the those stockholders waiving their right to these penalties and the subsequent conversion of the Dynastar Series A redeemable preferred stock.

	Debit	Credit
Accrued registration rights penalties	$111,440
Accumulated deficit		$111,440

Note 6 To record the elimination of Dynastar Holdings’ historical accumulated deficit pursuant to the merger and plan of recapitalization.

	Debit	Credit
Additional paid-in capital	$185,074
Accumulated deficit		$185,074

Note 7.  To record the conversion of Dynastar Series A redeemable preferred stock ($1,164,400 redemption value) into 5,822,000 shares of Dynastar common stock, which in turn, upon the Closing Date, were converted into shares of Dynastar Holdings common stock, $0.001 par value and to record a deemed divided in connection with the induced conversion of these shares.

	Debit	Credit
Redeemable preferred stock	$1,164,400
Accumulated deficit	458,703
Common stock		$5,822
Additional paid-in capital		1,617,281

Note 8. To record 271,400,036 shares of Dynastar Holdings common stock previously purchased by Dynastar for $100,000 and the subsequent surrender and cancellation of those shares.

	Debit	Credit
Common stock	$271,400
Investment in Dynastar Holdings common stock		$100,000
Additional paid-in capital		171,400

Pro Forma Condensed Combined Statement of Operations - For the Year Ended December 31, 2011

Note A. Derived from the Dynastar Holdings’ audited consolidated financial statements as of December 31, 2011, as filed with the Securities and Exchange Commission (“SEC”) on April 12, 2012.

Note B. Derived from the audited financial statements of Dynastar for the year ended December 31, 2011, as included herewith.

Pro Forma adjustments to arrive at the pro forma condensed combined financial statements of Dynastar Holdings, Inc. assuming the consummation of the reverse merger and the simultaneous closing of the private placement:

Note C. To record the activity of Affordable Energy for the period from January 1, 2011 to the acquisition date of February 15, 2011.

Note D. To record stock based compensation for stock options granted to the Company’s two executive officers in connection with the merger. On the Closing Date, an option for the purchase of 1,000,000 shares of Dynastar Holdings common stock at an exercise price of $0.22 per share was granted to the Company’s Chief Executive Officer. On the same date, options for the purchase of an aggregate of 950,000 shares of Dynastar Holdings common stock at an exercise price of $0.20 per share were issued to the Company’s Chief Financial Officer. In connection with this award, the Company’s Chief Financial Officer surrendered an option for the purchase of 450,000 shares of Dynastar common stock at an exercise of price of $0.80 per share that had been issued to him by Dynastar in 2010. The options were valued using the Black-Scholes model, with fair value inputs of: exercise price of $0.20 to $0.22 per share, fair value per share of $0.20, a expected term of approximately 6.5 years, volatility of 111% and a discount rate of 3.96%, to determine fair values of the new options of $147,600 and $163,800 for each of the Company’s Chief Executive Officer and Chief Financial Officer, respectively

Note E. To adjust interest expense for the effect of the Bridge Notes conversion into the common stock of Dynastar Holdings as of January 1, 2011.

Note F. To adjust amortization of debt discount for debt converted.

Note G. A summary of changes to common stock outstanding is as follows:

Number of shares
Shares outstanding at January 1, 2011 (giving effect to the merger as of that date)	26,153,541
Conversion of preferred stock to common stock	5,822,000
Conversion of debt and interest to common stock	5,952,873
Shares outstanding at December 31, 2011	37,928,414